Note 7 - Rent Obligation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Lessee Leasing Arrangements Operating Leases Terms of Contract Cancellation	3 years
Lessee Leasing Arrangements Operating Leases Extension Term	5 years
Operating Leases, Rent Expense	$ 66,239	$ 66,345